Going Concern (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Going Concern [Abstract]
Net loss	$ 1.2	$ 16.8
Net cash provided by operating activities	$ 3.3	$ 8.6